Shareholders' equity (Details) - Schedule of company’s shareholding structure is as follows - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Shareholders' equity (Details) - Schedule of company’s shareholding structure is as follows [Line Items]
Number of shares	1,348,332,666	1,346,674,477
Participation	100.00%	100.00%
Controlling Shareholder [member]
Shareholders' equity (Details) - Schedule of company’s shareholding structure is as follows [Line Items]
Number of shares	558,665,102	557,857,105
Participation	41.43%	41.42%
Outstanding Shares [Member]
Shareholders' equity (Details) - Schedule of company’s shareholding structure is as follows [Line Items]
Number of shares	789,667,564	788,817,372
Participation	58.57%	58.58%